Operating Segments (Details Textual)	12 Months Ended
Dec. 31, 2019
Information Technologies (IT) Software solutions and services, Consulting & Management in Israel [Member]
Disclosure of operating segments [line items]
Description of factors used to segments	In 2019, activity in Software solutions and value-added services in Israel accounted for approximately 63% of Matrix’s revenues for approximately 50% of its operating income
Information Technologies (IT) Software solutions and services in the U.S [Member]
Disclosure of operating segments [line items]
Description of factors used to segments	In 2019, activity in the U.S accounted for approximately 11% of Matrix’s revenues and for approximately 23% of its operating income
Training and integration [Member]
Disclosure of operating segments [line items]
Description of factors used to segments	In 2019, activity in training and integration accounted for approximately 4% of Matrix’s revenues and for approximately 7% of its operating income.
Computer infrastructure and integration solutions [Member]
Disclosure of operating segments [line items]
Description of factors used to segments	In 2019, activity in Computer infrastructure and integration solutions accounted for approximately 17% of Matrix’s revenues and for approximately 11% of its operating income.
Software product marketing and support [Member]
Disclosure of operating segments [line items]
Description of factors used to segments	In 2019, activity in software product marketing and support accounted for about 5% of Matrix’s revenues and for approximately 9% of its operating income.
Magic [Member]
Disclosure of operating segments [line items]
Description of factors used to segments	Magic Software products and services are available through a global network of regional offices, independent software vendors, system integrators, distributors and value-added resellers as well as original equipment manufacturers and consulting partners in approximately 50 countries.
Insync [Member]
Disclosure of operating segments [line items]
Description of factors used to segments	InSync is a U.S based national supplier of employees to Vendor Management Systems (VMS) Workforce Management Program accounts. Insync specializes in providing professionals in the following areas; Accounting and Finance, Administrative, Customer Service, Clinical, Scientific and Healthcare, Engineering, Manufacturing and Operations, Human Resources, IT Technology, LI/MFG, and Marketing and Sales. InSync currently supports more than 30 VMS program customers with employees in over 40 states.
Michpal [Member]
Disclosure of operating segments [line items]
Description of factors used to segments	As of December 31, 2019, Michpal serves approximately 8,000 customers, most of which are long-term customers.